Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings Inc.(a)(b)	469,335	$21,429,836
Aerovironment Inc.(a)(b)	194,548	12,011,394
Astronics Corp.(a)(b)	208,900	5,838,755
Axon Enterprise Inc.(a)(b)	533,066	39,063,076
Cubic Corp.(b)	44,415	2,823,462
Ducommun Inc.(a)(b)	16,741	845,923
Kratos Defense & Security Solutions Inc.(a)(b)	823,477	14,830,821
Mercury Systems Inc.(a)(b)	495,771	34,262,734
Moog Inc., Class A	255,034	21,762,051
National Presto Industries Inc.	4,101	362,487
Parsons Corp.(a)(b)	175,596	7,248,603
Triumph Group Inc.(b)	109,553	2,768,404
Wesco Aircraft Holdings Inc.(a)	134,142	1,478,245

		164,725,791

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	534,319	12,535,124
Forward Air Corp.	257,661	18,023,387
Radiant Logistics Inc.(a)(b)	354,679	1,975,562

		32,534,073

Airlines — 0.4%
Allegiant Travel Co.	118,797	20,675,430
Mesa Air Group Inc.(a)(b)	83,440	745,954
Spirit Airlines Inc.(a)(b)	492,075	19,835,543

		41,256,927

Auto Components — 0.8%
Dorman Products Inc.(a)(b)	246,286	18,648,776
Fox Factory Holding Corp.(a)(b)	343,846	23,921,366
Gentherm Inc.(a)(b)	302,090	13,409,775
LCI Industries	222,984	23,888,276
Standard Motor Products Inc.	40,213	2,140,136
Stoneridge Inc.(a)(b)	27,172	796,683

		82,805,012

Automobiles — 0.1%
Winnebago Industries Inc.	200,115	10,602,093

Banks — 1.4%
Ameris Bancorp.	87,456	3,720,378
Atlantic Capital Bancshares Inc.(a)(b)	12,834	235,504
Bank First Corp.(b)	49,602	3,472,636
Bank of NT Butterfield & Son Ltd. (The)	165,396	6,122,960
Bank7 Corp.	3,885	73,660
Baycom Corp.(a)	33,392	759,334
Cambridge Bancorp.	10,270	823,141
Central Pacific Financial Corp.	16,799	496,914
Century Bancorp. Inc./MA, Class A, NVS	3,962	356,422
City Holding Co.	13,298	1,089,771
CNB Financial Corp./PA	8,452	276,211
Coastal Financial Corp/WA(a)(b)	42,898	706,530
CrossFirst Bankshares Inc.(a)(b)	8,541	123,161
Eagle Bancorp. Inc.	16,476	801,228
Esquire Financial Holdings Inc.(a)(b)	22,558	588,087
FB Financial Corp.	73,994	2,929,422
Fidelity D&D Bancorp. Inc.	10,088	627,575
First Capital Inc.(b)	1,931	140,963
First Financial Bankshares Inc.	1,188,892	41,730,109
First Financial Corp./IN	10,495	479,831
First Foundation Inc.	114,491	1,992,143
Glacier Bancorp. Inc.	114,448	5,263,464

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	31,702	$633,882
Harborone Bancorp Inc.(a)	115,047	1,264,367
HBT Financial Inc.(a)	5,392	102,394
Heritage Commerce Corp.	53,001	680,003
HomeTrust Bancshares Inc.	42,309	1,135,150
Independent Bank Corp.	27,993	2,330,417
Independent Bank Corp./MI	54,483	1,234,040
Independent Bank Group Inc.	79,858	4,427,328
Investar Holding Corp.	26,837	644,088
Lakeland Financial Corp.	166,328	8,138,429
Malvern Bancorp. Inc.(a)(b)	12,194	281,559
Metrocity Bankshares Inc.	9,430	165,119
Midland States Bancorp. Inc.	17,845	516,791
National Bank Holdings Corp., Class A	87,143	3,069,176
Northeast Bank(a)	7,230	158,988
Oak Valley Bancorp.	3,529	68,674
People’s Utah Bancorp.	10,097	304,122
Preferred Bank/Los Angeles CA	38,364	2,305,293
Red River Bancshares Inc.(a)	2,553	143,121
Reliant Bancorp Inc.	7,807	173,628
Richmond Mutual BanCorp. Inc.(a)(b)	14,441	230,478
Seacoast Banking Corp. of Florida(a)(b)	76,170	2,328,517
ServisFirst Bancshares Inc.(b)	354,723	13,365,963
Silvergate Capital Corp., Class A(a)	1,890	30,070
Stock Yards Bancorp. Inc.	36,818	1,511,747
TriState Capital Holdings Inc.(a)(b)	57,140	1,492,497
Triumph Bancorp. Inc.(a)(b)	102,114	3,882,374
Union Bankshares Inc./Morrisville VT	8,157	295,773
United Community Banks Inc./GA	56,708	1,751,143
Unity Bancorp. Inc.	7,162	161,646
Veritex Holdings Inc.	136,514	3,976,653
West Bancorp. Inc.	31,955	819,007
Westamerica Bancorp.	43,342	2,937,287

		133,369,168

Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	76,350	28,848,847
Celsius Holdings Inc.(a)(b)	262,989	1,270,237
Coca-Cola Consolidated Inc.(b)	42,936	12,195,971
Craft Brew Alliance Inc.(a)(b)	8,521	140,596
MGP Ingredients Inc.(b)	119,275	5,778,874
National Beverage Corp.(a)(b)	107,488	5,484,038
New Age Beverages Corp.(a)(b)	685,672	1,247,923
Primo Water Corp.(a)(b)	324,343	3,640,750

		58,607,236

Biotechnology — 13.9%
89bio Inc.(a)(b)	21,182	556,875
ACADIA Pharmaceuticals Inc.(a)(b)	1,028,505	43,999,444
Acceleron Pharma Inc.(a)(b)	340,316	18,043,554
ADMA Biologics Inc.(a)(b)	417,061	1,668,244
Aduro Biotech Inc.(a)(b)	545,978	644,254
Adverum Biotechnologies Inc.(a)(b)	491,286	5,659,615
Aeglea BioTherapeutics Inc.(a)(b)	32,764	250,317
Affimed NV(a)(b)	557,723	1,528,161
Agenus Inc.(a)(b)	988,726	4,024,115
AgeX Therapeutics Inc.(a)(b)	193,000	351,260
Aimmune Therapeutics Inc.(a)(b)	411,814	13,783,415
Akcea Therapeutics Inc.(a)(b)	113,576	1,923,977
Akero Therapeutics Inc.(a)	34,511	765,972
Albireo Pharma Inc.(a)(b)	100,573	2,556,566

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aldeyra Therapeutics Inc.(a)(b)	146,332	$850,189
Alector Inc.(a)(b)	276,797	4,769,212
Allakos Inc.(a)(b)	177,937	16,968,072
Allogene Therapeutics Inc.(a)(b)	354,409	9,207,546
Amicus Therapeutics Inc.(a)	2,337,881	22,770,961
AnaptysBio Inc.(a)(b)	190,369	3,093,496
Anavex Life Sciences Corp.(a)(b)	389,538	1,008,903
Apellis Pharmaceuticals Inc.(a)(b)	447,118	13,690,753
Applied Therapeutics Inc.(a)(b)	46,153	1,259,054
Aprea Therapeutics Inc.(a)	46,558	2,136,547
Arena Pharmaceuticals Inc.(a)(b)	369,460	16,780,873
ArQule Inc.(a)(b)	928,706	18,536,972
Arrowhead Pharmaceuticals Inc.(a)(b)	853,185	54,117,525
Assembly Biosciences Inc.(a)(b)	20,727	424,074
Atara Biotherapeutics Inc.(a)(b)	470,423	7,747,867
Athenex Inc.(a)(b)	621,953	9,497,222
Athersys Inc.(a)(b)	1,161,769	1,428,976
Atreca Inc., Class A(a)(b)	47,225	730,571
Audentes Therapeutics Inc.(a)(b)	411,144	24,602,857
Avid Bioservices Inc.(a)(b)	471,567	3,616,919
Avrobio Inc.(a)(b)	189,753	3,819,728
Axcella Health Inc.(a)	67,704	271,493
Baudax Bio Inc.(a)	73,133	506,080
Beyondspring Inc.(a)(b)	105,294	1,632,057
BioCryst Pharmaceuticals Inc.(a)	1,147,551	3,959,051
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	357,368	19,455,114
BioSpecifics Technologies Corp.(a)(b)	55,646	3,168,483
Bioxcel Therapeutics Inc.(a)	54,707	799,269
Blueprint Medicines Corp.(a)	446,199	35,745,002
Bridgebio Pharma Inc.(a)(b)	162,885	5,709,119
Cabaletta Bio Inc.(a)(b)	46,982	656,339
Calithera Biosciences Inc.(a)(b)	63,744	363,978
Calyxt Inc.(a)(b)	84,610	593,116
CareDx Inc.(a)(b)	353,958	7,634,874
CASI Pharmaceuticals Inc.(a)(b)	413,654	1,278,191
Castle Biosciences Inc.(a)(b)	26,735	918,882
Catalyst Pharmaceuticals Inc.(a)(b)	877,269	3,289,759
Celcuity Inc.(a)	53,386	568,027
Cellular Biomedicine Group Inc.(a)	80,594	1,308,847
CEL-SCI Corp.(a)(b)	224,571	2,054,825
Centogene NV(a)	13,697	137,929
Checkpoint Therapeutics Inc.(a)(b)	209,172	359,776
ChemoCentryx Inc.(a)	372,264	14,723,041
Clovis Oncology Inc.(a)(b)	457,294	4,767,290
Coherus Biosciences Inc.(a)(b)	238,580	4,295,633
Constellation Pharmaceuticals Inc.(a)(b)	126,125	5,941,749
Corbus Pharmaceuticals Holdings Inc.(a)(b)	537,916	2,937,021
Cortexyme Inc.(a)(b)	86,081	4,832,587
Crinetics Pharmaceuticals Inc.(a)(b)	100,191	2,513,792
Cue Biopharma Inc.(a)(b)	181,187	2,876,344
Cyclerion Therapeutics Inc.(a)(b)	203,551	553,659
Cytokinetics Inc.(a)(b)	467,780	4,963,146
CytomX Therapeutics Inc.(a)(b)	409,673	3,404,383
Deciphera Pharmaceuticals Inc.(a)(b)	180,371	11,226,291
Denali Therapeutics Inc.(a)(b)	438,096	7,631,632
Dicerna Pharmaceuticals Inc.(a)(b)	473,068	10,421,688
Dynavax Technologies Corp.(a)(b)	675,405	3,863,317
Eagle Pharmaceuticals Inc./DE(a)(b)	82,829	4,976,366
Editas Medicine Inc.(a)(b)	472,607	13,993,893
Eidos Therapeutics Inc.(a)(b)	102,302	5,871,112

Security	Shares	Value

Biotechnology (continued)
Eiger BioPharmaceuticals Inc.(a)	212,700	$3,169,230
Emergent BioSolutions Inc.(a)(b)	416,914	22,492,510
Enanta Pharmaceuticals Inc.(a)(b)	156,783	9,686,054
Enochian Biosciences Inc.(a)(b)	46,429	233,074
Epizyme Inc.(a)(b)	517,791	12,737,659
Esperion Therapeutics Inc.(a)(b)	231,442	13,800,886
Evelo Biosciences Inc.(a)(b)	24,325	98,760
Exact Sciences Corp.(a)	1	92
Fate Therapeutics Inc.(a)(b)	554,303	10,847,710
FibroGen Inc.(a)(b)	644,445	27,640,246
Flexion Therapeutics Inc.(a)(b)	307,890	6,373,323
Forty Seven Inc.(a)	203,070	7,994,866
Frequency Therapeutics Inc.(a)(b)	41,461	726,811
G1 Therapeutics Inc.(a)(b)	183,026	4,837,377
Galectin Therapeutics Inc.(a)(b)	365,781	1,046,134
Galera Therapeutics Inc.(a)(b)	12,121	159,512
Global Blood Therapeutics Inc.(a)(b)	529,305	42,074,454
GlycoMimetics Inc.(a)(b)	306,868	1,623,332
Gossamer Bio Inc.(a)(b)	211,598	3,307,277
Gritstone Oncology Inc.(a)	57,111	512,286
Halozyme Therapeutics Inc.(a)(b)	1,307,947	23,189,900
Harpoon Therapeutics Inc.(a)	25,208	372,826
Heron Therapeutics Inc.(a)(b)	768,005	18,048,117
Homology Medicines Inc.(a)	228,295	4,725,706
Hookipa Pharma Inc.(a)(b)	86,517	1,058,103
IGM Biosciences Inc.(a)(b)	35,709	1,362,655
ImmunoGen Inc.(a)(b)	730,158	3,727,457
Immunomedics Inc.(a)(b)	1,448,894	30,658,597
Inovio Pharmaceuticals Inc.(a)(b)	869,364	2,868,901
Insmed Inc.(a)(b)	813,614	19,429,102
Intellia Therapeutics Inc.(a)(b)	252,905	3,710,116
Intercept Pharmaceuticals Inc.(a)(b)	229,888	28,487,721
Intrexon Corp.(a)(b)	166,689	913,456
Invitae Corp.(a)(b)	791,759	12,771,073
Iovance Biotherapeutics Inc.(a)(b)	1,070,556	29,632,990
Ironwood Pharmaceuticals Inc.(a)(b)	1,404,235	18,690,368
Kadmon Holdings Inc.(a)(b)	1,429,888	6,477,393
KalVista Pharmaceuticals Inc.(a)(b)	115,313	2,053,725
Karuna Therapeutics Inc.(a)	33,172	2,499,178
Karyopharm Therapeutics Inc.(a)(b)	541,373	10,378,120
Kezar Life Sciences Inc.(a)(b)	7,614	30,532
Kindred Biosciences Inc.(a)(b)	336,189	2,850,883
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	119,014	1,316,295
Kodiak Sciences Inc.(a)(b)	215,435	15,500,548
Krystal Biotech Inc.(a)(b)	96,442	5,340,958
Kura Oncology Inc.(a)(b)	311,721	4,286,164
La Jolla Pharmaceutical Co.(a)(b)	192,056	754,780
Lexicon Pharmaceuticals Inc.(a)(b)	381,786	1,584,412
Ligand Pharmaceuticals Inc.(a)(b)	25,026	2,609,962
LogicBio Therapeutics Inc.(a)(b)	75,853	546,142
MacroGenics Inc.(a)(b)	202,409	2,202,210
Madrigal Pharmaceuticals Inc.(a)(b)	71,982	6,558,280
Magenta Therapeutics Inc.(a)(b)	176,704	2,678,833
MannKind Corp.(a)(b)	1,701,437	2,194,854
Marker Therapeutics Inc.(a)(b)	245,889	708,160
Medicines Co. (The)(a)(b)	228,542	19,412,357
MediciNova Inc.(a)(b)	386,875	2,607,537
MEI Pharma Inc.(a)(b)	618,385	1,533,595
MeiraGTx Holdings PLC(a)(b)	157,945	3,162,059
Millendo Therapeutics Inc.(a)(b)	85,216	574,356

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Minerva Neurosciences Inc.(a)(b)	228,602	$1,625,360
Mirati Therapeutics Inc.(a)	248,867	32,069,002
Mirum Pharmaceuticals Inc.(a)(b)	19,577	480,028
Molecular Templates Inc.(a)(b)	98,414	1,376,320
Momenta Pharmaceuticals Inc.(a)(b)	900,269	17,762,307
Morphic Holding Inc.(a)(b)	35,843	615,066
Mustang Bio Inc.(a)(b)	252,603	1,030,620
Myriad Genetics Inc.(a)(b)	75,110	2,045,245
Natera Inc.(a)(b)	569,494	19,186,253
NextCure Inc.(a)	122,226	6,884,991
Novavax Inc.(a)(b)	77,511	308,494
Oncocyte Corp.(a)(b)	195,049	438,860
Oncternal Therapeutics Inc.(a)(b)(c)	6,020	12,341
Organogenesis Holdings Inc.(a)(b)	95,595	459,812
Oyster Point Pharma Inc.(a)(b)	40,567	991,457
Palatin Technologies Inc.(a)(b)	2,086,322	1,631,921
Pfenex Inc.(a)(b)	272,575	2,992,873
PhaseBio Pharmaceuticals Inc.(a)	124,507	760,738
Pieris Pharmaceuticals Inc.(a)(b)	429,207	1,553,729
Portola Pharmaceuticals Inc.(a)(b)	696,624	16,635,381
Precision BioSciences Inc.(a)(b)	328,250	4,559,392
Prevail Therapeutics Inc.(a)(b)	53,564	847,918
Principia Biopharma Inc.(a)	157,354	8,619,852
Progenics Pharmaceuticals Inc.(a)(b)	805,040	4,097,654
Protagonist Therapeutics Inc.(a)(b)	99,987	704,908
PTC Therapeutics Inc.(a)(b)	551,925	26,508,958
Puma Biotechnology Inc.(a)(b)	281,678	2,464,683
Ra Pharmaceuticals Inc.(a)	317,981	14,922,848
Radius Health Inc.(a)(b)	411,743	8,300,739
Rapt Therapeutics Inc.(a)(b)	11,209	309,480
REGENXBIO Inc.(a)(b)	305,012	12,496,342
Replimune Group Inc.(a)(b)	118,539	1,701,035
Retrophin Inc.(a)(b)	381,663	5,419,615
Rhythm Pharmaceuticals Inc.(a)(b)	267,791	6,148,481
Rigel Pharmaceuticals Inc.(a)(b)	1,391,851	2,978,561
Rocket Pharmaceuticals Inc.(a)(b)	274,434	6,246,118
Rubius Therapeutics Inc.(a)(b)	319,272	3,033,084
Sangamo Therapeutics Inc.(a)(b)	746,145	6,245,234
Savara Inc.(a)(b)	352,671	1,579,966
Scholar Rock Holding Corp.(a)	162,219	2,138,046
Seres Therapeutics Inc.(a)(b)	333,538	1,150,706
Solid Biosciences Inc.(a)(b)	30,497	135,712
Sorrento Therapeutics Inc.(a)(b)	1,136,975	3,842,975
Spectrum Pharmaceuticals Inc.(a)(b)	933,117	3,396,546
Spero Therapeutics Inc.(a)(b)	2,324	22,345
SpringWorks Therapeutics Inc.(a)(b)	75,271	2,897,181
Stemline Therapeutics Inc.(a)(b)	417,205	4,434,889
Stoke Therapeutics Inc.(a)(b)	66,140	1,873,085
Sutro Biopharma Inc.(a)(b)	18,654	205,194
Syndax Pharmaceuticals Inc.(a)(b)	182,406	1,601,525
Synthorx Inc.(a)(b)	78,278	5,470,849
Syros Pharmaceuticals Inc.(a)(b)	314,437	2,172,760
TCR2 Therapeutics Inc.(a)	12,114	172,988
TG Therapeutics Inc.(a)	704,708	7,822,259
Tocagen Inc.(a)(b)	192,521	102,652
Translate Bio Inc.(a)(b)	316,460	2,575,984
Turning Point Therapeutics Inc.(a)(b)	240,396	14,974,267
Twist Bioscience Corp.(a)(b)	199,682	4,193,322
Tyme Technologies Inc.(a)(b)	535,609	749,853
Ultragenyx Pharmaceutical Inc.(a)(b)	499,302	21,325,188

Security	Shares	Value

Biotechnology (continued)
UNITY Biotechnology Inc.(a)	184,344	$1,329,120
UroGen Pharma Ltd.(a)(b)	173,068	5,775,279
Vanda Pharmaceuticals Inc.(a)	479,617	7,870,515
VBI Vaccines Inc.(a)(b)	1,211,853	1,672,357
Veracyte Inc.(a)(b)	431,091	12,036,061
Vericel Corp.(a)(b)	409,381	7,123,229
Viela Bio Inc.(a)	39,378	1,069,113
Viking Therapeutics Inc.(a)(b)	58,287	467,462
Vir Biotechnology Inc.(a)(b)	51,951	653,284
Voyager Therapeutics Inc.(a)(b)	223,564	3,118,718
X4 Pharmaceuticals Inc.(a)	108,492	1,160,864
XBiotech Inc.(a)(b)	175,348	3,272,870
Xencor Inc.(a)(b)	432,280	14,866,109
Y-mAbs Therapeutics Inc.(a)(b)	216,025	6,750,781
ZIOPHARM Oncology Inc.(a)(b)	1,466,629	6,922,489

		1,361,279,498

Building Products — 2.4%
AAON Inc.(b)	375,260	18,541,597
Advanced Drainage Systems Inc.	396,479	15,399,244
American Woodmark Corp.(a)(b)	153,999	16,094,435
Apogee Enterprises Inc.	202,521	6,581,932
Builders FirstSource Inc.(a)	970,784	24,667,621
Continental Building Products Inc.(a)	150,607	5,486,613
CSW Industrials Inc.	135,840	10,459,680
JELD-WEN Holding Inc.(a)	549,888	12,872,878
Masonite International Corp.(a)(b)	213,158	15,392,139
Patrick Industries Inc.	137,269	7,197,014
PGT Innovations Inc.(a)(b)	256,781	3,828,605
Simpson Manufacturing Co. Inc.	409,356	32,842,632
Trex Co. Inc.(a)(b)	537,011	48,266,549
Universal Forest Products Inc.	472,148	22,521,460

		240,152,399

Capital Markets — 1.6%
Ares Management Corp., Class A	653,347	23,317,954
Artisan Partners Asset Management Inc., Class A	246,652	7,971,793
Assetmark Financial Holdings Inc.(a)(b)	59,403	1,723,875
Blucora Inc.(a)	319,286	8,346,136
Cohen & Steers Inc.	208,144	13,063,117
Cowen Inc., Class A(a)(b)	121,598	1,915,169
Diamond Hill Investment Group Inc.	25,118	3,528,074
Federated Investors Inc., Class B	881,179	28,717,624
Focus Financial Partners Inc., Class A(a)(b)	278,692	8,213,053
GAMCO Investors Inc., Class A	43,307	844,053
Greenhill & Co. Inc.(b)	139,223	2,377,929
Hamilton Lane Inc., Class A	201,539	12,011,724
Houlihan Lokey Inc.	384,616	18,796,184
Ladenburg Thalmann Financial Services Inc.	987,287	3,435,759
Moelis & Co., Class A	353,644	11,288,316
PJT Partners Inc., Class A	122,185	5,514,209
Pzena Investment Management Inc., Class A	160,254	1,381,389
Safeguard Scientifics Inc.(b)	179,521	1,971,141
Sculptor Capital Management Inc.	80,285	1,774,299
Siebert Financial Corp.(a)(b)	71,755	620,681
Silvercrest Asset Management Group Inc., Class A	79,291	997,481
Value Line Inc.	8,273	239,172
Virtus Investment Partners Inc.	7,904	962,075
WisdomTree Investments Inc.	452,470	2,189,955

		161,201,162

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 2.2%
Advanced Emissions Solutions Inc.	138,820	$1,457,610
Amyris Inc.(a)(b)	70,321	217,292
Balchem Corp.	294,246	29,904,221
Chase Corp.	66,865	7,922,165
Ferro Corp.(a)(b)	607,093	9,003,189
GCP Applied Technologies Inc.(a)(b)	494,306	11,225,689
HB Fuller Co.	347,183	17,904,227
Ingevity Corp.(a)	384,238	33,574,716
Innospec Inc.	191,699	19,829,345
Koppers Holdings Inc.(a)(b)	121,807	4,655,464
Kraton Corp.(a)(b)	80,385	2,035,348
LyondellBasell(c)	260,507	112,800
Marrone Bio Innovations Inc.(a)(b)	457,640	462,216
OMNOVA Solutions Inc.(a)(b)	406,685	4,111,585
Orion Engineered Carbons SA	369,159	7,124,769
PolyOne Corp.	662,694	24,380,512
Quaker Chemical Corp.	119,903	19,726,442
Sensient Technologies Corp.	204,429	13,510,713
Stepan Co.	20,191	2,068,366
Tronox Holdings PLC, Class A(a)	382,728	4,370,754
Valhi Inc.	45,185	84,496

		213,681,919

Commercial Services & Supplies — 3.8%
Advanced Disposal Services Inc.(a)(b)	624,855	20,538,984
Brady Corp., Class A, NVS	358,078	20,503,546
Brink’s Co. (The)(b)	456,191	41,367,400
Casella Waste Systems Inc., Class A(a)(b)	419,016	19,287,307
CECO Environmental Corp.(a)(b)	18,118	138,784
Cimpress PLC(a)	196,520	24,716,320
Covanta Holding Corp.	1,078,336	16,002,506
Deluxe Corp.	24,026	1,199,378
Harsco Corp.(a)	712,690	16,398,997
Healthcare Services Group Inc.	679,645	16,528,966
Heritage-Crystal Clean Inc.(a)(b)	96,596	3,030,217
Herman Miller Inc.	538,467	22,427,151
HNI Corp.	308,118	11,542,100
Interface Inc.	474,656	7,874,543
Kimball International Inc., Class B, NVS	283,823	5,866,621
Knoll Inc.	422,058	10,661,185
McGrath RentCorp.	150,653	11,530,981
Mobile Mini Inc.	132,329	5,016,592
MSA Safety Inc.	322,627	40,767,148
Pitney Bowes Inc.	733,880	2,957,536
Steelcase Inc., Class A	192,148	3,931,348
Tetra Tech Inc.(b)	498,739	42,971,352
U.S. Ecology Inc.(b)	220,329	12,759,252
Viad Corp.	183,357	12,376,598
VSE Corp.	6,061	230,561

		370,625,373

Communications Equipment — 0.9%
Acacia Communications Inc.(a)(b)	346,519	23,497,454
Calix Inc.(a)	226,519	1,812,152
Cambium Networks Corp.(a)(b)	25,294	221,070
Casa Systems Inc.(a)(b)	259,981	1,063,322
Clearfield Inc.(a)(b)	101,630	1,416,722
DASAN Zhone Solutions Inc.(a)(b)	70,541	624,993
Extreme Networks Inc.(a)(b)	1,087,655	8,016,017
InterDigital Inc.	285,047	15,532,211
KVH Industries Inc.(a)(b)	8,613	95,863

Security	Shares	Value

Communications Equipment (continued)
Plantronics Inc.	310,676	$8,493,882
Viavi Solutions Inc.(a)(b)	2,100,822	31,512,330

		92,286,016

Construction & Engineering — 1.3%
Argan Inc.	115,694	4,643,957
Comfort Systems USA Inc.	332,388	16,569,542
Construction Partners Inc., Class A(a)(b)	61,740	1,041,554
Dycom Industries Inc.(a)(b)	221,721	10,454,145
EMCOR Group Inc.	382,615	33,019,674
Granite Construction Inc.	63,419	1,754,804
Great Lakes Dredge & Dock Corp.(a)(b)	498,445	5,647,382
IES Holdings Inc.(a)(b)	34,895	895,406
MasTec Inc.(a)(b)	548,505	35,192,081
MYR Group Inc.(a)(b)	148,836	4,850,565
NV5 Global Inc.(a)(b)	94,850	4,785,182
Primoris Services Corp.	273,795	6,089,201
Sterling Construction Co. Inc.(a)(b)	53,250	749,760
WillScot Corp.(a)(b)	316,425	5,850,698

		131,543,951

Construction Materials — 0.1%
Forterra Inc.(a)(b)	168,608	1,949,108
Summit Materials Inc., Class A(a)(b)	186,893	4,466,743
U.S. Concrete Inc.(a)(b)	146,703	6,111,647
U.S. Lime & Minerals Inc.	1,061	95,808

		12,623,306

Consumer Finance — 0.5%
Curo Group Holdings Corp.(a)	142,026	1,729,877
Elevate Credit Inc.(a)(b)	139,117	619,071
Enova International Inc.(a)(b)	199,877	4,809,041
FirstCash Inc.	383,150	30,893,384
Green Dot Corp., Class A(a)(b)	365,781	8,522,697
Oportun Financial Corp.(a)(b)	29,736	707,717
Regional Management Corp.(a)(b)	40,421	1,213,843
World Acceptance Corp.(a)(b)	29,229	2,525,385

		51,021,015

Containers & Packaging — 0.1%
Myers Industries Inc.	327,178	5,457,329
UFP Technologies Inc.(a)(b)	6,308	312,940

		5,770,269

Distributors — 0.2%
Core-Mark Holding Co. Inc.	413,965	11,255,708
Funko Inc., Class A(a)(b)	200,041	3,432,704
Greenlane Holdings Inc., Class A(a)(b)	52,125	169,667

		14,858,079

Diversified Consumer Services — 0.9%
Chegg Inc.(a)(b)	1,082,060	41,020,894
Collectors Universe Inc.	76,534	1,764,109
K12 Inc.(a)	27,636	562,393
Perdoceo Education Crop.(a)	630,035	11,586,344
Regis Corp.(a)(b)	16,550	295,748
Select Interior Concepts Inc., Class A(a)	56,296	506,101
Strategic Education Inc.	194,889	30,967,862

		86,703,451

Diversified Financial Services — 0.0%
Alerus Financial Corp.	12,296	280,964
Marlin Business Services Corp.	25,055	550,709

		831,673

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)(b)	97,751	$4,223,821
Bandwidth Inc., Class A(a)(b)	122,788	7,864,571
Cogent Communications Holdings Inc.	388,395	25,560,275
IDT Corp., Class B(a)	111,827	806,273
Ooma Inc.(a)	183,419	2,426,633
ORBCOMM Inc.(a)	532,310	2,241,025
Pareteum Corp.(a)(b)	432,841	189,281
Vonage Holdings Corp.(a)	1,400,880	10,380,521

		53,692,400

Electric Utilities — 0.2%
El Paso Electric Co.	63,627	4,319,637
Genie Energy Ltd., Class B	52,070	402,501
MGE Energy Inc.	115,451	9,099,848
Otter Tail Corp.	158,894	8,149,673
Spark Energy Inc., Class A	105,620	974,873

		22,946,532

Electrical Equipment — 1.4%
Allied Motion Technologies Inc.(b)	64,125	3,110,062
American Superconductor Corp.(a)(b)	51,637	405,350
Atkore International Group Inc.(a)	427,717	17,305,430
AZZ Inc.	72,492	3,331,007
Energous Corp.(a)(b)	252,412	446,769
EnerSys(b)	254,674	19,057,255
Generac Holdings Inc.(a)(b)	559,032	56,233,029
Plug Power Inc.(a)(b)	2,237,667	7,071,028
Sunrun Inc.(a)(b)	1,032,570	14,259,792
Thermon Group Holdings Inc.(a)	81,817	2,192,696
TPI Composites Inc.(a)(b)	265,658	4,917,330
Vicor Corp.(a)(b)	162,069	7,571,864
Vivint Solar Inc.(a)(b)	408,100	2,962,806

		138,864,418

Electronic Equipment, Instruments & Components — 2.1%
Airgain Inc.(a)(b)	83,983	897,778
Akoustis Technologies Inc.(a)(b)	240,238	1,921,904
Badger Meter Inc.	261,357	16,969,910
Coda Octopus Group Inc.(a)(b)	42,028	351,774
ePlus Inc.(a)(b)	107,122	9,029,313
Fabrinet(a)(b)	306,183	19,852,906
FARO Technologies Inc.(a)	149,779	7,541,373
Fitbit Inc., Class A(a)(b)	427,391	2,807,959
II-VI Inc.(a)(b)	525,277	17,686,077
Insight Enterprises Inc.(a)(b)	117,488	8,258,231
Iteris Inc.(a)	367,127	1,831,964
Itron Inc.(a)	313,391	26,309,174
Kimball Electronics Inc.(a)	14,022	246,086
MTS Systems Corp.	56,120	2,695,444
Napco Security Technologies Inc.(a)(b)	107,759	3,167,037
nLight Inc.(a)(b)	301,799	6,120,484
Novanta Inc.(a)(b)	307,731	27,215,730
OSI Systems Inc.(a)(b)	154,433	15,557,580
PAR Technology Corp.(a)(b)	105,596	3,246,021
Plexus Corp.(a)(b)	36,092	2,776,918
Rogers Corp.(a)(b)	169,098	21,091,594
Sanmina Corp.(a)	142,128	4,866,463
Vishay Precision Group Inc.(a)	70,646	2,401,964
Wrap Technologies Inc.(a)(b)	69,030	441,102

		203,284,786

Energy Equipment & Services — 0.3%
Cactus Inc., Class A	430,252	14,766,249

Security	Shares	Value

Energy Equipment & Services (continued)
DMC Global Inc.	128,401	$5,770,341
FTS International Inc.(a)(b)	142,273	147,964
Liberty Oilfield Services Inc., Class A	143,257	1,593,018
ProPetro Holding Corp.(a)(b)	417,562	4,697,572
RigNet Inc.(a)(b)	115,662	763,369
Solaris Oilfield Infrastructure Inc., Class A	285,356	3,994,984
U.S. Well Services Inc.(a)(b)	143,876	271,926

		32,005,423

Entertainment — 0.3%
Eros International PLC(a)(b)	58,293	197,613
Glu Mobile Inc.(a)	1,058,315	6,402,806
IMAX Corp.(a)(b)	478,009	9,765,724
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	90,274	2,676,624
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	329,291	9,727,256
LiveXLive Media Inc.(a)(b)	268,029	414,105

		29,184,128

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexander’s Inc.	19,412	6,412,754
American Assets Trust Inc.	441,737	20,275,728
American Finance Trust Inc.	63,064	836,229
Armada Hoffler Properties Inc.	154,597	2,836,855
Bluerock Residential Growth REIT Inc.	211,616	2,549,973
CareTrust REIT Inc.	649,675	13,402,795
Clipper Realty Inc.	132,240	1,401,744
Community Healthcare Trust Inc.	105,026	4,501,414
Easterly Government Properties Inc.	154,350	3,662,726
EastGroup Properties Inc.	346,796	46,009,425
Essential Properties Realty Trust Inc.	77,763	1,929,300
First Industrial Realty Trust Inc.	236,267	9,807,443
Four Corners Property Trust Inc.	626,008	17,647,166
GEO Group Inc. (The)	1,087,719	18,067,013
Gladstone Commercial Corp.	84,002	1,836,284
Hannon Armstrong Sustainable Infrastructure Capital Inc.	42,949	1,382,099
Innovative Industrial Properties Inc.(b)	103,560	7,857,097
iStar Inc.(b)	384,957	5,585,726
LTC Properties Inc.	178,322	7,983,476
Monmouth Real Estate Investment Corp.	131,497	1,904,077
National Health Investors Inc.	168,186	13,703,795
National Storage Affiliates Trust	542,302	18,232,193
New Senior Investment Group Inc.	344,188	2,633,038
NexPoint Residential Trust Inc.	181,164	8,152,380
Pennsylvania REIT(b)	312,099	1,663,488
PS Business Parks Inc.	182,915	30,157,196
QTS Realty Trust Inc., Class A	525,904	28,540,810
Ryman Hospitality Properties Inc.	419,412	36,346,244
Safehold Inc.	6,958	280,407
Saul Centers Inc.	99,298	5,240,949
Seritage Growth Properties, Class A	28,367	1,136,949
Tanger Factory Outlet Centers Inc.(b)	824,344	12,142,587
Terreno Realty Corp.	59,481	3,220,301
UMH Properties Inc.	275,786	4,338,114
Uniti Group Inc.	1,691,190	13,884,670
Universal Health Realty Income Trust	106,169	12,459,994

		368,022,439

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings Inc.(a)(b)	353,095	8,029,380
Chefs’ Warehouse Inc. (The)(a)(b)	223,224	8,507,067

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
HF Foods Group Inc.(a)(b)	68,225	$1,330,387
Performance Food Group Co.(a)(b)	940,652	48,424,765
PriceSmart Inc.	17,129	1,216,502

		67,508,101

Food Products — 1.2%
B&G Foods Inc.(b)	58,241	1,044,261
Bridgford Foods Corp.(a)(b)	15,708	389,401
Calavo Growers Inc.(b)	148,100	13,416,379
Freshpet Inc.(a)(b)	314,515	18,584,691
J&J Snack Foods Corp.	138,173	25,461,139
John B Sanfilippo & Son Inc.	78,829	7,195,511
Lancaster Colony Corp.	125,249	20,052,365
Limoneira Co.	42,961	826,140
Sanderson Farms Inc.(b)	152,718	26,911,966
Tootsie Roll Industries Inc.	131,434	4,487,157

		118,369,010

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	146,008	13,991,947
New Jersey Resources Corp.	54,065	2,409,677
Northwest Natural Holding Co.	40,957	3,019,760
South Jersey Industries Inc.	118,990	3,924,290
Southwest Gas Holdings Inc.	56,380	4,283,188

		27,628,862

Health Care Equipment & Supplies — 7.1%
Accuray Inc.(a)(b)	788,318	2,223,057
Alphatec Holdings Inc.(a)(b)	315,221	2,236,493
Antares Pharma Inc.(a)	1,476,710	6,940,537
Apyx Medical Corp.(a)(b)	38,981	329,779
AtriCure Inc.(a)(b)	344,746	11,207,693
Atrion Corp.	13,080	9,829,620
Axogen Inc.(a)(b)	313,161	5,602,450
Axonics Modulation Technologies Inc.(a)(b)	144,072	3,992,235
BioLife Solutions Inc.(a)(b)	60,555	979,780
BioSig Technologies Inc.(a)(b)	142,164	841,611
Cardiovascular Systems Inc.(a)	314,886	15,300,311
Cerus Corp.(a)(b)	1,126,344	4,753,172
Conformis Inc.(a)(b)	617,715	926,573
CONMED Corp.(b)	248,941	27,839,072
CryoLife Inc.(a)(b)	333,126	9,024,383
CryoPort Inc.(a)(b)	289,434	4,764,084
Cutera Inc.(a)	128,196	4,590,699
CytoSorbents Corp.(a)(b)	277,820	1,069,607
GenMark Diagnostics Inc.(a)(b)	511,818	2,461,845
Glaukos Corp.(a)(b)	355,479	19,362,941
Globus Medical Inc., Class A(a)	694,780	40,908,646
Haemonetics Corp.(a)	468,026	53,776,187
Heska Corp.(a)(b)	64,096	6,149,370
Inogen Inc.(a)(b)	166,941	11,407,079
Integer Holdings Corp.(a)	217,398	17,485,321
IntriCon Corp.(a)(b)	74,459	1,340,262
iRadimed Corp.(a)(b)	40,015	935,551
iRhythm Technologies Inc.(a)(b)	241,917	16,472,129
Lantheus Holdings Inc.(a)(b)	351,689	7,213,141
LeMaitre Vascular Inc.(b)	128,497	4,619,467
LivaNova PLC(a)(b)	350,086	26,406,987
Meridian Bioscience Inc.	32,094	313,558
Merit Medical Systems Inc.(a)(b)	489,586	15,284,875
Mesa Laboratories Inc.(b)	36,520	9,108,088
Misonix Inc.(a)(b)	73,354	1,365,118

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Natus Medical Inc.(a)	308,266	$10,169,695
Neogen Corp.(a)(b)	468,478	30,572,874
Neuronetics Inc.(a)(b)	118,951	534,090
Nevro Corp.(a)(b)	273,294	32,122,977
Novocure Ltd.(a)(b)	793,778	66,891,672
NuVasive Inc.(a)(b)	474,525	36,699,764
Orthofix Medical Inc.(a)(b)	125,915	5,814,755
OrthoPediatrics Corp.(a)(b)	82,331	3,868,734
Pulse Biosciences Inc.(a)(b)	102,040	1,368,356
Quidel Corp.(a)(b)	323,512	24,273,105
Rockwell Medical Inc.(a)(b)	535,309	1,306,154
Senseonics Holdings Inc.(a)(b)	1,102,261	1,009,671
Shockwave Medical Inc.(a)	232,847	10,226,640
SI-BONE Inc.(a)	150,772	3,241,598
Sientra Inc.(a)	301,260	2,693,264
Silk Road Medical Inc.(a)(b)	146,929	5,932,993
Soliton Inc.(a)(b)	48,361	531,004
STAAR Surgical Co.(a)(b)	406,065	14,281,306
Surmodics Inc.(a)(b)	118,984	4,929,507
Tactile Systems Technology Inc.(a)(b)	168,295	11,361,595
Tandem Diabetes Care Inc.(a)(b)	512,243	30,534,805
TransEnterix Inc.(a)(b)	88,960	130,771
TransMedics Group Inc.(a)(b)	111,515	2,119,900
Utah Medical Products Inc.	26,707	2,881,685
Vapotherm Inc.(a)(b)	134,145	1,631,203
Varex Imaging Corp.(a)	148,825	4,436,473
ViewRay Inc.(a)(b)	638,927	2,696,272
Wright Medical Group NV(a)(b)	1,153,026	35,144,233
Zynex Inc.(a)(b)	141,303	1,112,055

		695,578,872

Health Care Providers & Services — 3.5%
Addus HomeCare Corp.(a)(b)	113,792	11,062,858
Amedisys Inc.(a)(b)	286,641	47,846,116
American Renal Associates Holdings Inc.(a)(b)	69,900	724,863
AMN Healthcare Services Inc.(a)(b)	420,758	26,217,431
Apollo Medical Holdings Inc.(a)(b)	58,115	1,069,897
Avalon GloboCare Corp.(a)(b)	172,091	332,136
BioTelemetry Inc.(a)(b)	303,224	14,039,271
Catasys Inc.(a)(b)	64,080	1,045,145
CorVel Corp.(a)(b)	80,802	7,058,863
Cross Country Healthcare Inc.(a)(b)	47,666	553,879
Ensign Group Inc. (The)	462,320	20,975,458
Exagen Inc.(a)(b)	24,206	614,832
Genesis Healthcare Inc.(a)(b)	739,522	1,212,816
Hanger Inc.(a)	52,589	1,451,982
HealthEquity Inc.(a)(b)	632,847	46,874,977
Joint Corp. (The)(a)(b)	118,490	1,912,429
LHC Group Inc.(a)(b)	275,073	37,894,057
Magellan Health Inc.(a)	111,472	8,722,684
National Research Corp.	110,602	7,293,096
Option Care Health Inc.(a)(b)	136,039	507,425
Pennant Group Inc. (The)(a)(b)	231,057	7,641,055
PetIQ Inc.(a)(b)	180,766	4,528,188
Progyny Inc.(a)(b)	47,489	1,303,573
Providence Service Corp. (The)(a)(b)	107,447	6,358,713
R1 RCM Inc.(a)(b)	948,404	12,310,284
RadNet Inc.(a)(b)	383,592	7,786,918
Select Medical Holdings Corp.(a)	1,005,277	23,463,165
Surgery Partners Inc.(a)(b)	23,791	372,448
Tenet Healthcare Corp.(a)	878,866	33,423,274

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
U.S. Physical Therapy Inc.	114,833	$13,131,154

		347,728,987

Health Care Technology — 1.7%
Castlight Health Inc., Class B(a)(b)	913,489	1,214,940
Evolent Health Inc., Class A(a)(b)	151,787	1,373,672
Health Catalyst Inc.(a)(b)	63,920	2,218,024
HealthStream Inc.(a)	88,675	2,411,960
HMS Holdings Corp.(a)(b)	801,500	23,724,400
Inovalon Holdings Inc., Class A(a)(b)	664,943	12,514,227
Inspire Medical Systems Inc.(a)(b)	123,817	9,188,460
Livongo Health Inc.(a)(b)	114,507	2,869,545
NextGen Healthcare Inc.(a)	503,355	8,088,915
Omnicell Inc.(a)(b)	378,606	30,939,682
OptimizeRx Corp.(a)(b)	125,981	1,293,825
Phreesia Inc.(a)	76,929	2,049,389
Simulations Plus Inc.(b)	110,729	3,218,892
Tabula Rasa HealthCare Inc.(a)(b)	178,232	8,676,334
Teladoc Health Inc.(a)(b)	660,356	55,285,004
Vocera Communications Inc.(a)(b)	286,880	5,955,629

		171,022,898

Hotels, Restaurants & Leisure — 4.0%
Biglari Holdings Inc., Class B, NVS(a)(b)	7,103	812,725
BJ’s Restaurants Inc.	174,767	6,634,155
Bloomin’ Brands Inc.	795,262	17,551,432
Boyd Gaming Corp.(b)	669,432	20,042,794
Brinker International Inc.	258,518	10,857,756
Carrols Restaurant Group Inc.(a)(b)	17,739	125,060
Cheesecake Factory Inc. (The)	380,099	14,770,647
Churchill Downs Inc.	321,180	44,065,896
Chuy’s Holdings Inc.(a)(b)	37,532	972,830
Cracker Barrel Old Country Store Inc.	219,657	33,770,067
Dave & Buster’s Entertainment Inc.	282,005	11,328,141
Denny’s Corp.(a)(b)	398,640	7,924,963
Dine Brands Global Inc.	86,563	7,229,742
Drive Shack Inc.(a)(b)	500,159	1,830,582
Eldorado Resorts Inc.(a)(b)	602,014	35,904,115
Everi Holdings Inc.(a)	632,054	8,488,485
Golden Entertainment Inc.(a)	76,886	1,477,749
Habit Restaurants Inc. (The), Class A(a)(b)	60,700	633,101
Inspired Entertainment Inc.(a)	72,255	487,721
Jack in the Box Inc.	36,671	2,861,438
Kura Sushi USA Inc., Class A(a)(b)	16,874	429,443
Lindblad Expeditions Holdings Inc.(a)(b)	213,597	3,492,311
Marriott Vacations Worldwide Corp.	68,118	8,770,874
Monarch Casino & Resort Inc.(a)(b)	81,870	3,974,789
Nathan’s Famous Inc.	10,452	740,838
Noodles & Co.(a)(b)	259,093	1,435,375
Papa John’s International Inc.	180,238	11,382,030
Penn National Gaming Inc.(a)(b)	112,879	2,885,187
PlayAGS Inc.(a)(b)	246,314	2,987,789
Red Rock Resorts Inc., Class A	637,981	15,279,645
Ruth’s Hospitality Group Inc.	252,352	5,492,441
Scientific Games Corp./DE, Class A(a)(b)	509,717	13,650,221
SeaWorld Entertainment Inc.(a)	430,980	13,666,376
Shake Shack Inc., Class A(a)(b)	265,081	15,790,875
Target Hospitality Corp.(a)(b)	299,663	1,498,315
Texas Roadhouse Inc.	603,526	33,990,584
Twin River Worldwide Holdings Inc.	159,401	4,088,636

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop Inc.(b)	247,789	$21,366,846

		388,691,974

Household Durables — 1.9%
Cavco Industries Inc.(a)	78,709	15,378,164
Century Communities Inc.(a)(b)	104,229	2,850,663
GoPro Inc., Class A(a)(b)	1,080,907	4,691,136
Green Brick Partners Inc.(a)(b)	15,561	178,640
Hamilton Beach Brands Holding Co., Class A	57,844	1,104,820
Helen of Troy Ltd.(a)(b)	229,492	41,260,367
Hooker Furniture Corp.	7,802	200,433
Installed Building Products Inc.(a)(b)	206,973	14,254,231
iRobot Corp.(a)(b)	250,785	12,697,245
KB Home	158,985	5,448,416
La-Z-Boy Inc.	175,395	5,521,435
Legacy Housing Corp.(a)(b)	14,449	240,431
LGI Homes Inc.(a)(b)	183,053	12,932,695
Lovesac Co. (The)(a)(b)	80,164	1,286,632
Purple Innovation Inc.(a)	7,633	66,483
Skyline Champion Corp.(a)	459,998	14,581,937
Sonos Inc.(a)(b)	645,346	10,080,305
Taylor Morrison Home Corp.(a)(b)	132,135	2,888,471
TopBuild Corp.(a)(b)	305,814	31,523,307
Universal Electronics Inc.(a)(b)	110,730	5,786,750
ZAGG Inc.(a)(b)	15,011	121,739

		183,094,300

Household Products — 0.2%
WD-40 Co.	125,572	24,378,548

Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)	608,188	1,417,078
Ormat Technologies Inc.(b)	129,102	9,620,681
Sunnova Energy International Inc.(a)(b)	35,535	396,571
TerraForm Power Inc., Class A	515,506	7,933,637

		19,367,967

Industrial Conglomerates — 0.1%
Raven Industries Inc.	327,789	11,295,609

Insurance — 1.4%
BRP Group Inc., Class A(a)(b)	56,394	905,124
Crawford & Co., Class A, NVS	129,393	1,484,138
eHealth Inc.(a)(b)	208,273	20,010,870
Enstar Group Ltd.(a)	18,008	3,725,135
FedNat Holding Co.	54,147	900,465
Global Indemnity Ltd.	14,137	418,879
Goosehead Insurance Inc., Class A	105,360	4,467,264
GWG Holdings Inc.(a)(b)	13,150	129,133
Health Insurance Innovations Inc., Class A(a)(b)	88,533	1,707,801
Heritage Insurance Holdings Inc.	26,086	345,639
Investors Title Co.	2,268	361,066
James River Group Holdings Ltd.	127,982	5,274,138
Kinsale Capital Group Inc.(b)	186,891	18,999,339
MBIA Inc.(a)	66,685	620,170
National General Holdings Corp.	373,736	8,259,566
Palomar Holdings Inc.(a)(b)	114,419	5,777,015
ProSight Global Inc.(a)(b)	34,251	552,469
RLI Corp.	365,037	32,860,631
Selective Insurance Group Inc.	242,295	15,795,211
State Auto Financial Corp.	9,566	296,737
Trupanion Inc.(a)(b)	262,242	9,823,585
United Fire Group Inc.	18,505	809,224

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Universal Insurance Holdings Inc.	91,013	$2,547,454

		136,071,053

Interactive Media & Services — 0.8%
Care.com Inc.(a)	178,381	2,681,066
Cargurus Inc.(a)(b)	685,448	24,114,061
Cars.com Inc.(a)	82,179	1,004,227
Eventbrite Inc., Class A(a)(b)	336,781	6,792,873
EverQuote Inc., Class A(a)	81,101	2,785,819
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	667,287	4,904,559
Meet Group Inc. (The)(a)(b)	412,616	2,067,206
QuinStreet Inc.(a)	416,907	6,382,846
Travelzoo(a)(b)	48,245	516,222
TrueCar Inc.(a)(b)	819,336	3,891,846
Yelp Inc.(a)(b)	626,450	21,819,254

		76,959,979

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com Inc., Class A(a)(b)	229,431	3,326,749
Duluth Holdings Inc., Class B(a)(b)	97,435	1,025,990
Groupon Inc.(a)(b)	4,128,133	9,866,238
Leaf Group Ltd.(a)(b)	118,444	473,776
Overstock.com Inc.(a)(b)	38,302	270,029
PetMed Express Inc.	53,204	1,251,358
Quotient Technology Inc.(a)(b)	70,887	698,946
RealReal Inc. (The)(a)(b)	41,923	790,249
Rubicon Project Inc. (The)(a)(b)	302,715	2,470,154
Shutterstock Inc.(a)	175,753	7,536,289
Stitch Fix Inc., Class A(a)(b)	335,486	8,608,571
Waitr Holdings Inc.(a)(b)	92,813	29,886

		36,348,235

IT Services — 2.7%
Brightcove Inc.(a)(b)	351,962	3,058,550
Cardtronics PLC, Class A(a)(b)	270,501	12,077,870
Cass Information Systems Inc.	129,566	7,481,141
CSG Systems International Inc.	300,578	15,563,929
Endurance International Group Holdings Inc.(a)(b)	650,349	3,056,640
EVERTEC Inc.	554,211	18,865,342
Evo Payments Inc., Class A(a)(b)	324,074	8,558,794
Exela Technologies Inc.(a)(b)	326,455	133,096
ExlService Holdings Inc.(a)(b)	306,349	21,279,002
GTT Communications Inc.(a)(b)	301,900	3,426,565
Hackett Group Inc. (The)	201,274	3,248,562
I3 Verticals Inc., Class A(a)(b)	132,636	3,746,967
International Money Express Inc.(a)(b)	164,738	1,983,446
Limelight Networks Inc.(a)(b)	430,600	1,756,848
MAXIMUS Inc.	581,302	43,243,056
NIC Inc.	600,852	13,429,042
Paysign Inc.(a)(b)	279,505	2,836,976
Perficient Inc.(a)(b)	291,923	13,448,893
Perspecta Inc.	91,449	2,417,912
PRGX Global Inc.(a)(b)	191,014	939,789
Priority Technology Holdings Inc.(a)(b)	59,475	145,714
Science Applications International Corp.	529,047	46,037,670
TTEC Holdings Inc.	131,907	5,226,155
Tucows Inc., Class A(a)(b)	85,789	5,300,044
Unisys Corp.(a)(b)	318,313	3,775,192
Verra Mobility Corp.(a)(b)	1,165,857	16,310,339
Virtusa Corp.(a)(b)	262,168	11,884,075

		269,231,609

Security	Shares	Value

Leisure Products — 0.3%
Clarus Corp.(b)	105,756	$1,434,051
Johnson Outdoors Inc., Class A	27,785	2,131,110
Malibu Boats Inc., Class A(a)	186,436	7,634,554
Marine Products Corp.	67,596	973,382
MasterCraft Boat Holdings Inc.(a)(b)	166,960	2,629,620
Sturm Ruger & Co. Inc.	140,347	6,600,520
YETI Holdings Inc.(a)(b)	375,713	13,067,298

		34,470,535

Life Sciences Tools & Services — 1.3%
Accelerate Diagnostics Inc.(a)(b)	247,789	4,187,634
ChromaDex Corp.(a)(b)	357,894	1,542,523
Codexis Inc.(a)(b)	486,493	7,779,023
Fluidigm Corp.(a)(b)	636,793	2,216,040
Medpace Holdings Inc.(a)(b)	252,232	21,202,622
NanoString Technologies Inc.(a)(b)	274,987	7,650,138
NeoGenomics Inc.(a)(b)	871,141	25,480,874
Pacific Biosciences of California Inc.(a)(b)	1,178,035	6,055,100
Personalis Inc.(a)	64,388	701,829
Quanterix Corp.(a)(b)	119,415	2,821,777
Repligen Corp.(a)(b)	478,333	44,245,803
Syneos Health Inc.(a)(b)	41,139	2,446,742

		126,330,105

Machinery — 4.2%
Actuant Corp., Class A(b)	245,696	6,395,467
Alamo Group Inc.(b)	77,050	9,673,627
Albany International Corp., Class A	279,885	21,248,869
Barnes Group Inc.	51,642	3,199,738
Blue Bird Corp.(a)(b)	69,251	1,587,233
Chart Industries Inc.(a)	329,144	22,213,929
Columbus McKinnon Corp./NY	128,846	5,157,705
Douglas Dynamics Inc.	204,724	11,259,820
Energy Recovery Inc.(a)(b)	346,630	3,393,508
EnPro Industries Inc.	16,962	1,134,419
ESCO Technologies Inc.(b)	219,684	20,320,770
Evoqua Water Technologies Corp.(a)(b)	684,115	12,963,979
Federal Signal Corp.	514,354	16,587,916
Franklin Electric Co. Inc.	400,000	22,928,000
Gencor Industries Inc.(a)(b)	14,060	164,080
Gorman-Rupp Co. (The)	33,023	1,238,362
Graham Corp.	6,077	132,965
Helios Technologies Inc.	267,680	12,374,846
Hillenbrand Inc.	374,812	12,484,988
John Bean Technologies Corp.(b)	285,047	32,113,395
Kadant Inc.	100,408	10,576,979
LB Foster Co., Class A(a)	5,802	112,443
Lindsay Corp.	34,104	3,273,643
Luxfer Holdings PLC	231,003	4,275,866
Meritor Inc.(a)(b)	571,420	14,965,490
Miller Industries Inc./TN	6,259	232,397
Mueller Industries Inc.	278,272	8,835,136
Mueller Water Products Inc., Class A	853,022	10,219,204
Omega Flex Inc.	26,442	2,836,962
Proto Labs Inc.(a)(b)	246,461	25,028,115
RBC Bearings Inc.(a)(b)	221,638	35,094,161
REV Group Inc.	44,510	544,357
Rexnord Corp.(a)(b)	102,925	3,357,413
Spartan Motors Inc.(b)	225,777	4,082,048
SPX Corp.(a)	325,365	16,554,571
Tennant Co.	164,406	12,810,516

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Terex Corp.	437,230	$13,020,709
Watts Water Technologies Inc., Class A	142,772	14,242,935
Welbilt Inc.(a)(b)	1,186,708	18,524,512

		415,161,073

Marine — 0.0%
Scorpio Bulkers Inc.	90,436	576,077

Media — 0.5%
Boston Omaha Corp., Class A(a)(b)	69,645	1,465,331
Cardlytics Inc.(a)	130,808	8,222,591
Central European Media Enterprises Ltd., Class A(a)(b)	824,428	3,734,659
Clear Channel Outdoor Holdings Inc.(a)	118,788	339,734
Entravision Communications Corp., Class A	107,934	282,787
Fluent Inc.(a)	357,544	893,860
Gray Television Inc.(a)(b)	340,642	7,303,364
Hemisphere Media Group Inc.(a)(b)	140,712	2,089,573
Loral Space & Communications Inc.(a)	116,550	3,766,896
MDC Partners Inc., Class A(a)	513,339	1,427,082
Meredith Corp.	363,765	11,811,450
National CineMedia Inc.	63,319	461,595
TechTarget Inc.(a)(b)	210,168	5,485,385

		47,284,307

Metals & Mining — 0.6%
AK Steel Holding Corp.(a)	1,253,898	4,125,324
Cleveland-Cliffs Inc.(b)	366,841	3,081,464
Compass Minerals International Inc.	311,787	19,006,536
Kaiser Aluminum Corp.	74,414	8,251,769
Materion Corp.	76,735	4,561,896
Mayville Engineering Co. Inc.(a)	57,211	536,639
NovaGold Resources Inc.(a)(b)	1,480,474	13,265,047
Ryerson Holding Corp.(a)(b)	137,996	1,632,493
Worthington Industries Inc.	78,802	3,323,868

		57,785,036

Oil, Gas & Consumable Fuels — 0.3%
Altus Midstream Co., Class A(a)(b)	457,134	1,307,403
Ardmore Shipping Corp.(a)	57,231	517,941
Brigham Minerals Inc., Class A	103,547	2,220,048
CVR Energy Inc.	113,204	4,576,838
Dorian LPG Ltd.(a)	50,955	788,783
Evolution Petroleum Corp.	216,810	1,185,951
Falcon Minerals Corp.	57,417	405,364
GasLog Ltd.	249,705	2,444,612
Golar LNG Ltd.	66,996	952,683
Goodrich Petroleum Corp.(a)(b)	56,782	570,091
Jagged Peak Energy Inc.(a)(b)	376,859	3,199,533
Matador Resources Co.(a)(b)	101,113	1,817,001
NextDecade Corp.(a)(b)	103,716	636,816
PrimeEnergy Resources Corp.(a)(b)	3,280	496,133
Ring Energy Inc.(a)(b)	231,142	610,215
Rosehill Resources Inc.(a)	94,680	121,190
SilverBow Resources Inc.(a)(b)	6,551	64,855
Tellurian Inc.(a)(b)	871,847	6,347,046
Uranium Energy Corp.(a)(b)	1,617,424	1,486,736

		29,749,239

Paper & Forest Products — 0.2%
Boise Cascade Co.	83,722	3,058,365
Louisiana-Pacific Corp.	150,082	4,452,933
Neenah Inc.	126,650	8,919,959

Security	Shares	Value

Paper & Forest Products (continued)
Verso Corp., Class A(a)(b)	18,739	$337,864

		16,769,121

Personal Products — 0.4%
BellRing Brands Inc., Class A(a)(b)	215,158	4,580,714
elf Beauty Inc.(a)(b)	36,165	583,342
Inter Parfums Inc.	160,848	11,695,258
Lifevantage Corp.(a)(b)	126,802	1,979,379
Medifast Inc.	101,265	11,096,619
Revlon Inc., Class A(a)(b)	53,874	1,153,981
USANA Health Sciences Inc.(a)(b)	114,575	8,999,866
Youngevity International Inc.(a)	74,901	244,177

		40,333,336

Pharmaceuticals — 2.9%
AcelRx Pharmaceuticals Inc.(a)(b)	235,346	496,580
Acer Therapeutics Inc.(a)(b)	45,544	182,632
Aerie Pharmaceuticals Inc.(a)(b)	388,599	9,392,438
Akorn Inc.(a)	105,268	157,902
Amneal Pharmaceuticals Inc.(a)(b)	1,080,235	5,206,733
Amphastar Pharmaceuticals Inc.(a)(b)	326,120	6,290,855
ANI Pharmaceuticals Inc.(a)	84,158	5,190,024
Arvinas Holding Co. LLC(a)(b)	193,829	7,964,434
Axsome Therapeutics Inc.(a)(b)	229,934	23,765,978
BioDelivery Sciences International Inc.(a)(b)	768,605	4,857,584
Cara Therapeutics Inc.(a)(b)	318,082	5,124,301
Cerecor Inc.(a)	194,686	1,049,358
Chiasma Inc.(a)(b)	312,732	1,551,151
Collegium Pharmaceutical Inc.(a)(b)	293,358	6,037,308
Corcept Therapeutics Inc.(a)(b)	874,773	10,584,753
CorMedix Inc.(a)(b)	232,054	1,689,353
Cymabay Therapeutics Inc.(a)	640,209	1,254,810
Dermira Inc.(a)(b)	434,421	6,585,822
Eloxx Pharmaceuticals Inc.(a)(b)	206,119	1,517,036
Endo International PLC(a)(b)	122,470	574,384
Evofem Biosciences Inc.(a)(b)	121,970	752,555
Evolus Inc.(a)(b)	168,803	2,054,333
EyePoint Pharmaceuticals Inc.(a)(b)	367,368	569,420
Fulcrum Therapeutics Inc.(a)	32,864	546,857
Innoviva Inc.(a)(b)	587,829	8,323,659
Intersect ENT Inc.(a)(b)	282,807	7,041,894
Intra-Cellular Therapies Inc.(a)	199,968	6,860,902
Kala Pharmaceuticals Inc.(a)(b)	101,061	372,915
Kaleido Biosciences Inc.(a)(b)	103,800	521,076
Liquidia Technologies Inc.(a)	121,797	520,682
Marinus Pharmaceuticals Inc.(a)(b)	455,330	983,513
MyoKardia Inc.(a)(b)	405,954	29,587,957
NGM Biopharmaceuticals Inc.(a)(b)	211,941	3,918,789
Ocular Therapeutix Inc.(a)(b)	384,119	1,517,270
Odonate Therapeutics Inc.(a)(b)	106,997	3,472,053
Omeros Corp.(a)(b)	429,082	6,045,765
Optinose Inc.(a)(b)	226,147	2,085,075
Pacira BioSciences Inc.(a)(b)	374,047	16,944,329
Paratek Pharmaceuticals Inc.(a)(b)	303,439	1,222,859
Phathom Pharmaceuticals Inc.(a)(b)	77,585	2,415,997
Phibro Animal Health Corp., Class A	178,024	4,420,336
Reata Pharmaceuticals Inc., Class A(a)(b)	86,318	17,645,989
Recro Pharma Inc.(a)(b)	181,216	3,321,689
resTORbio Inc.(a)(b)	45	67
Revance Therapeutics Inc.(a)(b)	338,414	5,492,459
Satsuma Pharmaceuticals Inc.(a)(b)	31,893	627,654

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
SIGA Technologies Inc.(a)(b)	499,877	$2,384,413
Supernus Pharmaceuticals Inc.(a)(b)	449,720	10,667,358
TherapeuticsMD Inc.(a)(b)	1,806,889	4,372,671
Theravance Biopharma Inc.(a)(b)	407,447	10,548,803
Tricida Inc.(a)(b)	198,658	7,497,353
Verrica Pharmaceuticals Inc.(a)(b)	48,545	771,380
WaVe Life Sciences Ltd.(a)(b)	161,094	1,291,168
Xeris Pharmaceuticals Inc.(a)(b)	229,129	1,615,360
Zogenix Inc.(a)(b)	389,741	20,317,198
Zynerba Pharmaceuticals Inc.(a)(b)	210,253	1,269,928

		287,475,162

Professional Services — 1.9%
ASGN Inc.(a)	409,088	29,032,975
Barrett Business Services Inc.	66,108	5,980,130
BG Staffing Inc.	38,639	845,808
CRA International Inc.	18,638	1,015,212
Exponent Inc.	472,828	32,629,860
Forrester Research Inc.	99,175	4,135,597
Franklin Covey Co.(a)	88,424	2,849,906
FTI Consulting Inc.(a)	31,134	3,445,288
Heidrick & Struggles International Inc.	18,272	593,840
Huron Consulting Group Inc.(a)(b)	25,026	1,719,787
ICF International Inc.(b)	102,923	9,429,805
Insperity Inc.	343,376	29,544,071
Kforce Inc.	184,841	7,338,188
Korn Ferry	515,580	21,860,592
Mistras Group Inc.(a)	23,186	330,864
Resources Connection Inc.	88,130	1,439,163
TriNet Group Inc.(a)(b)	408,379	23,118,335
Upwork Inc.(a)(b)	525,038	5,602,155
Willdan Group Inc.(a)(b)	92,679	2,945,339

		183,856,915

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	4,695	90,754
Cushman & Wakefield PLC(a)(b)	968,876	19,803,826
eXp World Holdings Inc.(a)(b)	188,492	2,135,614
Griffin Industrial Realty Inc.	2,268	89,699
Kennedy-Wilson Holdings Inc.	570,757	12,727,881
Marcus & Millichap Inc.(a)	185,447	6,907,901
Maui Land & Pineapple Co. Inc.(a)(b)	35,104	394,920
Newmark Group Inc., Class A	1,173,121	15,784,343
Redfin Corp.(a)(b)	814,514	17,218,826
RMR Group Inc. (The), Class A	137,907	6,294,076

		81,447,840

Road & Rail — 0.3%
Avis Budget Group Inc.(a)(b)	525,710	16,948,890
Heartland Express Inc.(b)	20,890	439,735
PAM Transportation Services Inc.(a)	12,533	723,279
Saia Inc.(a)(b)	141,731	13,197,991
Universal Logistics Holdings Inc.	71,444	1,354,578

		32,664,473

Semiconductors & Semiconductor Equipment — 3.2%
Adesto Technologies Corp.(a)(b)	218,436	1,856,706
Advanced Energy Industries Inc.(a)(b)	347,865	24,767,988
Ambarella Inc.(a)(b)	115,864	7,016,724
Brooks Automation Inc.	561,677	23,567,967
Cabot Microelectronics Corp.	265,017	38,247,253
CEVA Inc.(a)	180,994	4,879,598
Diodes Inc.(a)(b)	89,593	5,050,357

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
DSP Group Inc.(a)(b)	70,952	$1,116,784
Enphase Energy Inc.(a)(b)	839,212	21,928,610
FormFactor Inc.(a)(b)	49,573	1,287,411
Ichor Holdings Ltd.(a)(b)	44,550	1,482,179
Impinj Inc.(a)(b)	153,372	3,966,200
Inphi Corp.(a)(b)	410,803	30,407,638
Lattice Semiconductor Corp.(a)(b)	1,153,311	22,074,373
MaxLinear Inc.(a)(b)	603,242	12,800,795
NVE Corp.	40,477	2,890,058
Onto Innovation Inc.(a)	103,798	3,792,779
PDF Solutions Inc.(a)(b)	21,260	359,081
Power Integrations Inc.(b)	258,804	25,598,304
Semtech Corp.(a)(b)	552,856	29,246,082
Silicon Laboratories Inc.(a)(b)	392,847	45,562,395
Xperi Corp.	92,253	1,706,681

		309,605,963

Software — 8.3%
8x8 Inc.(a)(b)	856,614	15,676,036
A10 Networks Inc.(a)(b)	449,646	3,089,068
ACI Worldwide Inc.(a)(b)	1,052,407	39,870,439
Agilysys Inc.(a)	188,376	4,786,634
Alarm.com Holdings Inc.(a)(b)	335,753	14,427,306
Altair Engineering Inc., Class A(a)(b)	363,367	13,048,509
American Software Inc./GA, Class A	149,678	2,227,209
Appfolio Inc., Class A(a)(b)	143,583	15,786,951
Appian Corp.(a)(b)	311,206	11,891,181
Benefitfocus Inc.(a)(b)	270,741	5,940,058
Blackbaud Inc.(b)	446,512	35,542,355
Blackline Inc.(a)(b)	394,545	20,342,740
Bottomline Technologies DE Inc.(a)(b)	395,351	21,190,814
Box Inc., Class A(a)(b)	1,309,441	21,972,420
ChannelAdvisor Corp.(a)	242,254	2,189,976
Cision Ltd.(a)(b)	842,675	8,401,470
Cloudera Inc.(a)(b)	137,105	1,594,531
CommVault Systems Inc.(a)	373,089	16,654,693
Cornerstone OnDemand Inc.(a)	520,604	30,481,364
Digimarc Corp.(a)(b)	102,333	3,434,295
Digital Turbine Inc.(a)(b)	720,108	5,134,370
Domo Inc., Class B(a)	159,518	3,464,731
Ebix Inc.	214,050	7,151,410
eGain Corp.(a)	184,925	1,464,606
Envestnet Inc.(a)(b)	440,851	30,696,455
Everbridge Inc.(a)(b)	303,795	23,720,314
Five9 Inc.(a)(b)	546,616	35,847,077
ForeScout Technologies Inc.(a)(b)	384,147	12,600,022
Ideanomics Inc.(a)(b)	432,126	369,770
Instructure Inc.(a)(b)	315,629	15,216,474
Intelligent Systems Corp.(a)(b)	61,793	2,468,012
j2 Global Inc.	426,178	39,937,140
LivePerson Inc.(a)(b)	567,151	20,984,587
Majesco(a)(b)	68,830	567,848
MicroStrategy Inc., Class A(a)	75,594	10,781,972
Mitek Systems Inc.(a)(b)	281,243	2,151,509
MobileIron Inc.(a)	881,096	4,282,127
Model N Inc.(a)(b)	298,919	10,483,089
OneSpan Inc.(a)	213,123	3,648,666
Phunware Inc.(a)(b)	293,030	348,706
Ping Identity Holding Corp.(a)	104,731	2,544,963
Progress Software Corp	406,342	16,883,510
PROS Holdings Inc.(a)(b)	300,661	18,015,607

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Q2 Holdings Inc.(a)(b)	399,267	$32,372,568
QAD Inc., Class A	53,942	2,747,266
Qualys Inc.(a)(b)	307,621	25,646,363
Rapid7 Inc.(a)(b)	449,856	25,200,933
Rimini Street Inc.(a)(b)	178,972	694,411
Rosetta Stone Inc.(a)(b)	29,728	539,266
SailPoint Technologies Holding Inc.(a)(b)	783,528	18,491,261
SecureWorks Corp., Class A(a)(b)	10,595	176,513
SharpSpring Inc.(a)(b)	93,047	1,067,249
ShotSpotter Inc.(a)(b)	76,770	1,957,635
SPS Commerce Inc.(a)	319,668	17,716,001
SVMK Inc.(a)(b)	793,640	14,182,347
Telaria Inc.(a)(b)	404,643	3,564,905
Telenav Inc.(a)(b)	152,597	741,621
Tenable Holdings Inc.(a)(b)	343,858	8,238,838
Upland Software Inc.(a)(b)	208,790	7,455,891
Varonis Systems Inc.(a)(b)	270,953	21,055,758
Verint Systems Inc.(a)(b)	574,223	31,788,985
VirnetX Holding Corp.(a)(b)	564,182	2,143,892
Workiva Inc.(a)(b)	335,762	14,118,792
Yext Inc.(a)(b)	858,471	12,379,152
Zix Corp.(a)(b)	498,070	3,376,915
Zuora Inc., Class A(a)	805,992	11,549,865

		814,517,441

Specialty Retail — 2.2%
Aaron’s Inc.	547,095	31,244,595
American Eagle Outfitters Inc.	1,309,865	19,255,015
America’s Car-Mart Inc./TX(a)	56,774	6,225,837
Asbury Automotive Group Inc.(a)	176,417	19,721,656
At Home Group Inc.(a)(b)	28,975	159,363
Boot Barn Holdings Inc.(a)	255,698	11,386,232
Camping World Holdings Inc., Class A(b)	300,855	4,434,603
Children’s Place Inc. (The)	138,504	8,659,270
Designer Brands Inc. , Class A	200,622	3,157,790
Hibbett Sports Inc.(a)(b)	10,461	293,326
Hudson Ltd., Class A(a)	21,952	336,744
Lithia Motors Inc., Class A(b)	125,780	18,489,660
Lumber Liquidators Holdings Inc.(a)(b)	48,909	477,841
MarineMax Inc.(a)(b)	10,885	181,671
Monro Inc.(b)	298,338	23,330,032
Murphy USA Inc.(a)(b)	46,079	5,391,243
National Vision Holdings Inc.(a)(b)	715,935	23,217,772
Rent-A-Center Inc./TX	450,844	13,002,341
RH(a)(b)	42,927	9,164,915
Sleep Number Corp.(a)(b)	234,543	11,548,897
Tailored Brands Inc.(b)	401,448	1,661,995
Winmark Corp.	8,430	1,671,669

		213,012,467

Technology Hardware, Storage & Peripherals — 0.1%
AstroNova Inc.	62,040	851,189
Avid Technology Inc.(a)(b)	255,422	2,191,521
Diebold Nixdorf Inc.(a)	359,440	3,795,686
Sonim Technologies Inc.(a)(b)	90,886	329,916

		7,168,312

Textiles, Apparel & Luxury Goods — 1.3%
Centric Brands Inc.(a)	149,785	325,033
Crocs Inc.(a)	630,589	26,415,373
Deckers Outdoor Corp.(a)(b)	256,758	43,356,156
Kontoor Brands Inc.(a)	95,621	4,015,126

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries Inc.	58,257	$4,393,743
Steven Madden Ltd.	767,572	33,013,272
Superior Group of Companies Inc.	22,804	308,766
Wolverine World Wide Inc.	352,870	11,905,834

		123,733,303

Thrifts & Mortgage Finance — 0.8%
Axos Financial Inc.(a)(b)	337,029	10,205,238
Entegra Financial Corp.(a)	7,740	233,438
Essent Group Ltd.	447,222	23,251,072
Federal Agricultural Mortgage Corp., Class C, NVS	25,296	2,112,216
FS Bancorp. Inc.	4,459	284,440
Greene County Bancorp. Inc.	24,862	715,777
Hingham Institution for Savings	5,875	1,234,925
Kearny Financial Corp./MD	229,492	3,173,874
Meridian Bancorp. Inc.	60,318	1,211,789
Meta Financial Group Inc.(b)	189,542	6,920,178
Mr Cooper Group Inc.(a)(b)	332,300	4,157,073
NMI Holdings Inc., Class A(a)	595,211	19,749,101
OceanFirst Financial Corp.	32,463	829,105
PCSB Financial Corp.	17,726	358,952
Pioneer Bancorp Inc/NY(a)(b)	8,046	123,184
Provident Bancorp Inc.(a)	7,527	93,711
Southern Missouri Bancorp. Inc.	3,587	137,597
United Community Financial Corp./OH	61,552	717,696
Walker & Dunlop Inc.	29,850	1,930,698
Waterstone Financial Inc.	18,921	360,067

		77,800,131

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	1,049,987	1,154,986
Turning Point Brands Inc.(b)	75,092	2,147,631
Vector Group Ltd.	955,188	12,789,967

		16,092,584

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies Inc.	350,455	23,371,844
Beacon Roofing Supply Inc.(a)(b)	118,477	3,788,894
EVI Industries Inc.(b)	41,231	1,114,886
Foundation Building Materials Inc.(a)(b)	54,283	1,050,376
General Finance Corp.(a)(b)	52,169	577,511
GMS Inc.(a)	162,037	4,387,962
H&E Equipment Services Inc.	228,702	7,645,508
Herc Holdings Inc.(a)	16,187	792,192
Kaman Corp.	35,736	2,355,717
Lawson Products Inc./DE(a)(b)	37,896	1,974,382
MRC Global Inc.(a)(b)	67,471	920,304
SiteOne Landscape Supply Inc.(a)(b)	373,444	33,852,699
Systemax Inc.	85,189	2,143,355
Transcat Inc.(a)(b)	61,867	1,971,083
Willis Lease Finance Corp.(a)	1,590	93,667

		86,040,380

Water Utilities — 0.8%
American States Water Co.	335,098	29,032,891
AquaVenture Holdings Ltd.(a)(b)	20,847	565,371
California Water Service Group	414,260	21,359,245
Global Water Resources Inc.	107,023	1,407,352
Middlesex Water Co.	126,838	8,063,092
Pure Cycle Corp.(a)(b)	155,340	1,955,731
SJW Group	156,359	11,110,870
York Water Co. (The)	107,324	4,948,710

		78,443,262

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	400,118	$4,381,292
Gogo Inc.(a)(b)	500,163	3,201,043
Shenandoah Telecommunications Co.(b)	442,052	18,393,784

		25,976,119

Total Common Stocks — 99.7% (Cost: $9,602,847,440)		9,794,047,722

Short-Term Investments

Money Market Funds — 18.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	1,796,721,863	1,797,440,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	15,705,000	15,705,000

		1,813,145,552

Total Short-Term Investments — 18.5% (Cost: $1,812,644,967)		1,813,145,552

Total Investments in Securities — 118.2% (Cost: $11,415,492,407)		11,607,193,274

Other Assets, Less Liabilities — (18.2)%		(1,790,015,974)

Net Assets — 100.0%		$9,817,177,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,448,822,565	347,899,298	1,796,721,863	$1,797,440,552	$14,666,473	(a)	$2,982	$(67,150)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,979,363	2,725,637	15,705,000	15,705,000	223,550		—	—

				$1,813,145,552	$14,890,023		$2,982	$(67,150)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	231	03/20/20	$19,295	$159,360

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,793,922,581	$—	$125,141	$9,794,047,722
Money Market Funds	1,813,145,552	—	—	1,813,145,552

	$11,607,068,133	$—	$125,141	$11,607,193,274

Derivative financial instruments(a)
Assets
Futures Contracts	$159,360	$—	$—	$159,360

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares